Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Subsidiaries of the Company

The subsidiaries of the Company are set out below:

	Percentage of equity interest
Place of incorporation and operations	2019	2018
The British Virgin Islands
APWC General Holdings Limited	100%	100%
PRC (APWC) Holding Ltd.	100%	100%
Samray Inc.	100%	100%
Siam (APWC) Holdings Ltd.	100%	100%
Moon View Ltd.	100%	100%
Trigent Investment Holdings Limited	100%	100%
Crown Century Holdings Ltd.	100%	100%
Singapore
Sigma Cable Company (Private) Limited (“Sigma Cable”)	98.30%	98.30%
Epan Industries Pte Ltd.	98.30%	98.30%
Singvale Pte Ltd.	100%	100%
The People’s Republic of China (“PRC”)
Ningbo Pacific Cable Co., Ltd. (“Ningbo Pacific”)	97.93%	97.93%
Shanghai Yayang Electric Co., Ltd. (“SYE”)	68.75%	68.75%
Pacific Electric Wire & Cable (Shenzhen) Co., Ltd. (“PEWS”)	97.93%	97.93%
Hong Kong
Crown Century Holdings Limited (“CCH (HK)”)	97.93%	97.93%
Australia
Australia Pacific Electric Cable Pty Limited (“APEC”)	98.06%	98.06%
Thailand
Charoong Thai Wire and Cable Public Company Limited (“Charoong Thai”) (i)	50.93%	50.93%
Siam Pacific Electric Wire & Cable Company Limited (“Siam Pacific”)	50.93%	50.93%
Double D Cable Company Limited (“Double D”)	50.93%	50.93%
Hard Lek Limited.	73.98%	73.98%
APWC (Thailand) Co., Ltd.	99.48%	99.48%
PEWC (Thailand) Co., Ltd.	99.48%	99.48%
CTW Beta Co., Ltd.	50.89%	50.89%
Siam Fiber Optics Co., Ltd. (“SFO”) (ii)	45.84%	30.56%
Taiwan
Asia Pacific New Energy Corporation Limited ("APNEC") (iii)	100.00%	100.00%
YASHIN Energy Corporation Limited ("YASHIN") (iii)	100.00%	100.00%
YADING Energy Corporation Limited ("YADING") (iii)	100.00%	100.00%

2.	BASIS OF PREPARATION (continued)
2.2	Basis of consolidation (continued)

(i)	Charoong Thai is listed on the Stock Exchange of Thailand and is engaged in the manufacturing of wire and cable products for the power and telecommunications industries in Thailand.

(ii)

The directors have concluded that the Company controls SFO, even though it holds less than half of the voting rights of this subsidiary. This is because the Company is the largest shareholder with a 50.93% equity interest in Charoong Thai, which held a 90% and 60% equity interest of SFO as of December 31. 2019 and 2018, respectively.

On October 30, 2019, Charoong Thai acquired additional 30% interest in SFO for a total consideration of THB 9 million, thereby increasing the Company’s interest in SFO from 30.56% to 45.84%. The Company recorded the effect of change in shareholding of the subsidiaries, amounting to $40 under the caption of “Additional paid-in capital” in the consolidated statement of change in equity.

(iii)

On June 19, 2018, APWC’s Board of Directors approved to set up APNEC as the Company’s subsidiary with 100% held. APNEC registered its incorporation on October 26, 2018 with TWD 500 million registered capital and a paid-up capital of TWD 4 million.